SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Feb. 29, 2020
Copyrights [Member] | Maximum [Member]
Estimated useful lives	5 years
Copyrights [Member] | Minimum [Member]
Estimated useful lives	2 years
Licenses [Member] | Maximum [Member]
Estimated useful lives	20 years
Licenses [Member] | Minimum[Member]
Estimated useful lives	10 years